Share Capital (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital, Reserves, And Other Equity Interest [Abstract]
Summary of share capital, net of customary transaction costs	The following tables summarize the Group's share capital, net of customary transaction costs, for the periods presented:

	Number of Shares	Total Share Capital	Total Share Premium
Balance as of January 1, 2025	50,649,844	$13,762	$1,262,711
Issuance of share capital (equity placement)	8,500,000	2,129	115,338
Issuance of share capital (acquisition consideration)	21,194,213	5,490	—
Issuance of EBT shares (equity compensation)	224,331	—	—
Repurchase of shares (EBT)	(218,778)	—	—
Repurchase of shares (share buyback program)	(2,581,827)	(686)	—
Balance as of June 30, 2025	77,767,783	20,695	1,378,049

Balance as of January 1, 2024	47,556,462	$12,897	$1,208,192
Issuance of EBT shares (equity compensation)	116,300	—	—
Repurchase of shares (EBT)	(197,160)	—	—
Repurchase of shares (share buyback program)	(618,547)	(104)	—
Balance as of June 30, 2024	46,857,055	$12,793	$1,208,192

Balance as of January 1, 2024	47,556,462	$12,897	$1,208,192
Issuance of share capital (acquisition consideration)	4,592,095	1,185	54,519
Issuance of EBT shares (equity compensation)	139,317	—	—
Repurchase of shares (EBT)	(418,151)	—	—
Repurchase of shares (share buyback program)	(1,219,879)	(320)	—
Balance as of December 31, 2024	50,649,844	$13,762	$1,262,711